Commitments and Contingencies - Schedule of Purchase Commitments (Detail) - Wireless carriers [member] - Purchase commitment for purchase of airtime minutes at current market prices [member]
$ in Thousands
Dec. 31, 2019 MXN ($)
Disclosure of commitments [line items]
Purchase commitments	$ 138,687,088
2020 [member]
Disclosure of commitments [line items]
Purchase commitments	69,338,478
2021 [member]
Disclosure of commitments [line items]
Purchase commitments	55,304,232
2022 [member]
Disclosure of commitments [line items]
Purchase commitments	13,512,005
2023 [member]
Disclosure of commitments [line items]
Purchase commitments	$ 532,373